Document And Entity Information	Oct. 08, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity Registrant Name	FTC Solar, Inc.
Entity Central Index Key	0001828161
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-40350
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4816270
Entity Address, Address Line One	10900 Stonelake Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, Address Line Three	Quarry Oaks II Building
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	481-4271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	FTCI
Security Exchange Name	NASDAQ